UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6128

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina Massaro The Reserve 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2006

Item 1.        Annual Reports to Shareholders

ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST
Hallmark Convertible Securities Fund

JUNE 30, 2006

1250 Broadway, New York, NY 10001-3701

888-823-2867

General Information and 24-Hour Price and Performance
Information

888-823-2867 ■ www.hallmarkfunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor—Resrv Partners, Inc.

HIST - CU - ANNUAL 06/05

Annual Letter to Shareholders of the
Hallmark Convertible Securities Fund
For the period ended
June 2006

Dear Investor,

While this annual report for the twelve months ended June 30, 2006, and includes financial statements as of that date, where it seemed appropriate we have updated the information, in certain instances, for later dates. For the twelve month period ending June 30, 2006 the Convertible Securities Fund (the "Fund") had a return of 5.27% compared to a return of 9.37% for the Merrill Lynch All US Convertible Securities Index (the "Index"). As for the previous fiscal year ending June 30, 2005 the Fund's one-year return was 0.87% versus the Index's return of 0.24%

On December 6, 2006, the Trustees have approved a management proposal to liquidate, dissolve and take other related actions with respect to the Convertible Securities Fund (the "Fund") pursuant to the provisions of the Plan of Liquidation, Dissolution and Termination, as approved by the Hallmark Investment Series Board of Trustees ("HIST Board") on December 6, 2006. At that time, the HIST Board determined that an orderly liquidation of the Convertible Securities Fund's assets was in the best interest of the Fund and its shareholders.

The liquidation plan provides for the complete liquidation of all the assets of the Fund. In light of this, the Fund liquidated all portfolio holdings and is currently in an all cash position and anticipates completing the liquidation by June 30, 2007 or reasonably soon thereafter. Holding cash rather than a portfolio of convertible securities has negatively impacted the Fund's performance in relation to its benchmark.

Bruce R. Bent
Chairman

	One Year	Five Years Annualized	10 Years Annualized	Inception Annualized	Inception Date
As of June 30, 2006
Hallmark Convert Secs I	5.27%	2.99%	N/A	1.50%	08/28/00
Merrill Lynch All US Conv Securities	9.37%	5.56%	8.36%	0.96%

Once again, thank you for your investment and consideration.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS IN LIQUIDATION—JUNE 30, 2006

Principal Amount	CONVERTIBLE BONDS—74.6%	Value (Note 1)
	AEROSPACE & DEFENSE—3.2%
$15,000	AAR Corp., 144A, 1.750%, 02/01/26	$14,381
15,000	Armour Holdings, Inc., 2.000%, 11/01/24	17,850
		32,231
	AUTO PARTS—2.1%
20,000	ArvinMeritor, Inc., 144A, 4.625%, 03/01/26	21,125
	BANKS - REGIONAL—3.0%
30,000	Wells Fargo & Company, Float, 05/01/33	29,962
	BIOTECHNOLOGY—5.3%
15,000	Alexion Pharmaceuticals, Inc., 144A, 1.375%, 02/01/12	19,612
10,000	Alexion Pharmaceuticals, Inc., 1.375%, 02/01/12	13,075
10,000	Biomarin Pharmaceutical Inc., 2.500%, 03/29/13	11,025
10,000	Cubist Pharmaceuticals, Inc., 2.250%, 06/15/13	10,425
		54,137
	BROADCASTING & CABLE—1.7%
15,000	Sirius Satellite Radio Inc., 3.250%, 10/15/11	17,194
	BUILDING PRODUCTS—1.7%
10,000	WESCO International, Inc., 144A, 2.625%, 10/15/25	17,200
	COMMERCIAL SERVICES—0.5%
5,000	Quanta Services, Inc., 144A, 3.750%, 4/30/26	5,200
	COMMUNICATION EQUIPMENT—9.9%
10,000	ADC Telecommunications, Inc., Float, 06/15/13	9,550
10,000	ADC Telecommunications, Inc., 1.000%, 06/15/08	9,400
25,000	Comverse Technology, Inc., 0.000%, 05/15/23	30,156
10,000	Finisar Corp., 2.500%, 10/15/10	11,625
10,000	Juniper Networks, Inc., 0.000%, 06/15/08	9,988
20,000	Liberty Media Corp., 3.500%, 01/15/31	18,975
10,000	Powerwave Technologies, Inc., 144A, 1.875%, 11/15/24	10,425
		100,119
	DIVERSIFIED FINANCIALS—5.5%
15,000	GATX Corp., 7.500%, 02/01/07	18,900
20,000	Merrill Lynch & Co., Inc, 0.000%, 03/13/32	21,800
15,000	Prudential Financial, Inc., Float, 11/15/35	14,977
		55,677
	DIVERSIFIED METALS & MINING—3.9%
30,000	Placer Dome Inc., 144A, 2.750%, 10/15/23	39,750
	ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
10,000	Coherent, Inc., 144A, 2.750%, 03/01/11	10,800
	INSURANCE - MULTILINE—1.3%
25,000	American Financial Group, Inc., 1.486%, 06/02/33	12,719
	INTEGRATED TELECOMMUNICATION SERVICES—2.4%
10,000	Broadwing Corp., 144A, 3.125%, 05/15/26	9,250
15,000	Time Warner Telecom Inc., LLC 2.375%, 04/01/26	15,506
		24,756

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS IN LIQUIDATION—JUNE 30, 2006 (Continued)

Principal Amount	CONVERTIBLE BONDS (Continued)	Value (Note 1)
	LEISURE PRODUCTS—0.6%
$5,000	Scientific Games Corp., 144A, 0.750%, 12/01/24	$6,494
	LEISURE FACILITIES—2.5%
20,000	Caesars Entertainment Inc., Float, 4/15/24	25,154
	LODGING—3.6%
10,000	Four Seasons Hotels Inc., 1.875%, 07/30/24	10,512
20,000	Hilton Hotels Corp., 3.375%, 04/15/23	26,250
		36,762
	MACHINERY—1.3%
10,000	Actuant Corp., 144A, 2.000%, 11/15/23	13,375
	OIL INTEGRATED—3.0%
25,000	Devon Energy Corp., 4.900%, 08/15/08	30,344
	OIL SERVICES—5.7%
15,000	CAL Dive International Inc., 144A, 3.250%, 12/15/25	22,294
10,000	Cameron International Corp., 1.500%, 05/15/24	14,763
5,000	Halliburton Company, 3.125%, 07/15/23	10,025
10,000	Nabors Industries Ltd, Series B, 0.000%, 06/15/23	10,950
		58,032
	PHARMACEUTICALS—4.9%
30,000	Bristol-Myers Squibb Company, Float, 09/15/23	29,944
5,000	Celgene Corp., 1.750%, 06/01/08	19,625
		49,569
	RETAIL SPECIALTY—2.7%
25,000	United Auto Group, Inc., 144A, 3.500%, 04/01/26	26,875
	SEMICONDUCTORS AND RELATED SERVICES—2.4%
5,000	JDS Uniphase Corp., 0.000%, 11/15/10	4,556
20,000	RF Micro Devices, Inc., 1.500%, 07/01/10	19,800
		24,356
	SOFTWARE APPLICATIONS & SYSTEMS—2.2%
20,000	Digital River, Inc., 144A, 1.250%, 01/01/24	22,575
	WIRELESS TELECOMMUNICATIONS—4.1%
5,000	American Tower Corp., 3.000%, 08/15/12	8,156
25,000	NII Holdings, Inc., 144A, 2.750%, 08/15/25	33,125
		41,281
	Total Convertible Bonds (Cost $730,373)	755,687

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS IN LIQUIDATION—JUNE 30, 2006 (Continued)

Shares	CONVERTIBLE PREFERRED STOCKS—11.0%	Value (Note 1)
	CHEMICALS—2.5%
850	Celanese Corp., 4.25%	$25,338
	DIVERSIFIED FINANCIALS—0.6%
180	Lazard Ltd, 6.625%	6,480
	FINANCIALS—1.8%
600	E*TRADE Financial Corp., 6.125%	17,964
	INSURANCE - LIFE—3.5%
950	Genworth Financial Inc., 6.000%	35,768
	OIL INTEGRATED—2.6%
175	Chesapeake Energy Corp., 5.000%	17,872
60	Hess Corp., 7.000%	7,962
		25,834
	Total Convertible Preferred Stocks (Cost $96,336)	111,384
	COMMON STOCKS—11.6%
	BIOTECHNOLOGY—3.6%
1,000	Vertex Pharmaceuticals Inc.*	36,710
	ENERGY—1.2%
450	SunPower Corp.*	12,609
	RETAIL - FOOD & DRUG—3.2%
500	Whole Foods Market, Inc.	32,320
	SEMICONDUCTORS—3.6%
975	MEMC Electronic Materials, Inc.*	36,562
	Total Common Stocks (Cost $107,917)	118,201

Total Investments (Cost $934,626)	97.2%	985,272
Other Assets Less Liabilities	2.8%	27,320
Net Assets	100.0%	$1,012,592

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

144A—Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.

See notes to financial statements.

HALLMARK INVESTMENT SERIES TRUST—HALLMARK CONVERTIBLE SECURITIES FUND

Statements of Assets and Liabilities in Liquidation
June 30, 2006

Assets
Investments in securities at market value (identified cost $934,626) (Note 1)	$985,272
Cash	9,391
Receivable for investment sold	12,402
Dividends and interest receivable	5,566
Receivable from RMCI (Note 7)	5,184
Total Assets	1,017,815
Liabilities:
Comprehensive management fees payable	1,490
Accrued expenses	3,733
Total Liabilities	5,223
Net Assets	$1,012,592
Composition of Net Assets:
Capital Shares (at a par value $0.001 per share)	$111
Paid-in capital	55,596
Accumulated net realized gain on investments	874,065
Undistributed net investment income	32,174
Net unrealized appreciation of investments	50,646
Net Assets	$1,012,592
Net Assets Value Per Share
(offering and redemption price per share)
Class I ($1,012,592/111,350)	$9.09

Statements of Operations in Liquidation
For the Year Ended June 30, 2006

Investment Income:
Dividends	$48,097
Interest	88,682
Total Investment Income	136,779
Expenses (Note 3):
Comprehensive management fee	65,894
Total expenses	65,894
Net Investment Income	70,885
Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain on investments	1,350,903
Net change in unrealized appreciation of investments	(602,853)
Net realized and unrealized gain on investments	748,050
Net increase in Net Assets resulting from operations	$818,935

Statements of Changes in Net Assets in Liquidation
For the Years Ended June 30, 2006 and June 30, 2005

	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005
Investment Operations:
Net investment income (loss)	$70,885	$134,610
Net realized gain (loss) on investments	1,350,903	(872)
Net change in unrealized appreciation (depreciation) of investments	(602,853)	(130,756)
Net increase (decrease) in net assets resulting from operations	818,935	2,982
Distributions to Shareholders From:
Net investment income	(41,627)	(228,298)
Total distributions	(41,627)	(228,298)
Capital Share Transactions (Note 4)
Proceeds from sale of shares	118,028	219,702
Reinvestment of dividends	—	213,497
Contribution by RMCI	—	5,184
Cost of share redeemed	(10,249,080)	(3,640,955)
Net decrease in net assets resulting from capital share transactions	(10,131,052)	(3,202,572)
Total decrease in net assets	(9,353,744)	(3,427,888)
Net Assets:
Beginning of year	10,366,336	13,794,224
End of year (including undistributed net investment income of $32,174 in 2006 and distribution in excess of net investment income of $88,852 in 2005)	$1,012,592	$10,366,336

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Summary of Significant Accounting Policies

Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of one series, a regulated investment company: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund) (the "Fund"). As of October 1, 2004, Class A shares were renamed Class I shares. Although the Fund is authorized to issue two classes of shares designated as Class R and Class I, the Fund had only Class I shares outstanding at June 30, 2006. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. The Fund has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with U.S. Generally Accepted Accounting Principles.

Basis of Presentation

At the Board Meeting held on December 6, 2006, the Trustees approved the liquidation and dissolution of each Fund of Hallmark Investment Series Trust (the "Trust") and approved the proposed Plan of Liquidation, Dissolution and Termination providing for the liquidation and dissolution of each Fund of the Trust. It is anticipated that the liquidation of the Convertible Fund will occur by June 30, 2007 or reasonably soon thereafter. The Fund changed its basis of accounting with effect to July 1, 2005, from the going-concern basis to a liquidation basis.

Liquidation basis accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. The change in basis of accounting from a going-concern basis to a liquidation basis did not have a material effect on the Fund's carrying value of assets and liabilities nor its results of operations.

Security Valuation

Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Fund's Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

Debt securities (including convertible debt) having a maturity value greater than 60 days for which market quotations are readily available will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

There were no fair valued securities as of June 30, 2006.

Management's Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily using the effective interest method. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from U.S. Generally Accepted Accounting Principles.

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to present undistributed net investment income and accumulated net realized capital gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain reclassifications have been made to undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended June 30, 2006 the reclassifications were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Realized Gain (Loss)
Hallmark Convertible Securities Fund	8,460	91,768	(100,228)

This reclassification is primarily attributable to cumulative permanent differences between the financial accounting and tax rules governing the treatment of trust preferred and contingent convertible debt securities held by the Fund through the Fund's fiscal year ended June 30, 2006. Net assets of the Fund were unaffected by the reclassification.

Federal Income Taxes

It is the Trust's policy for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The entire prior year capital loss of $376,610 was utilized in the current year ended June 30, 2006 to offset capital gains generated in the current year.

(2)  Investment Activity

For the year ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Aggregate Purchases	Aggregate Sales
5,213,034	12,308,959

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
1,091,045	62,893	(168,666)	(105,773)

(3)  Advisory Fees and Other Transactions with Affiliates

Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") served as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of the Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of the Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which the Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets at the following rate:

Class R	Class I
1.25%	1.00%

Effective October 1, 2004, RMCI and the Trust have retained Froley Revy Investment Company, Inc. ("Froley Revy") to serve as the sub-adviser to the Fund. Under the general supervision of RMCI, Froley Revy is responsible for the day-to-day investment decisions for the Fund.

RMCI will pay quarterly to Froley Revy an annual fee of not less than 0.35% of the net assets of the shareholders of the Fund existing as of September 30, 2004, and not less than 0.30% of the net assets of any new Class R shareholders of the Fund and not less than 0.20% of the net assets of any new Class I shareholders of the Fund subsequent to September 30, 2004.

NOTES TO FINANCIAL STATEMENTS (Continued)

Prior to October 1, 2004, Froley Revy had served as the investment adviser for the Fund and Trainer Wortham served as sub-adviser to the Fund. Froley Revy received an annual fee, accrued daily and paid monthly, of 0.625% of the average daily net assets of the Fund. Trainer Wortham's sub-advisory fees were paid directly by Froley Revy and were not paid by the Fund. During the period July 1, 2004 through September 30, 2004, fees paid or payable by the Funds to Trainer Wortham and Froley Revy were accrued as shown in the table below. The fees shown did not include the Funds' administrative expenses.

Prior to October 1, 2004, Froley Revy had contractually agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. Such waivers and reimbursements amounted to $22,520 for Class A shares, and are reflected in the table below.

For the period July 1, 2004 through September 30, 2004
Gross Fees Accrued To Adviser	Amount of Fee Waivers and Expense Reimbursements	Net Fees Paid To Adviser
$19,994	$22,520	$0

The Operating Expense Agreement for the Fund provided that any fees waived and/or operating expenses reimbursed by Froley Revy during a fiscal year of the Fund may be recouped by the adviser during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation.

Effective October 1, 2004, the Trust has adopted a distribution plan under Rule 12b-1 (the "Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of the Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Fund, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Fund. RESRV is also responsible for the marketing efforts of the Fund. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

Prior to October 1, 2004, the Fund had a Distribution Service Plan (the "Predecessor Plan") pursuant to Rule 12b-1 with respect to each class of shares offered by the Fund in order to pay certain expenses associated with the distribution of shares. The Predecessor Plan permitted the Fund to pay or to reimburse, as applicable, PFPC Distributors, Inc. ("PFPC Distributors"), the underwriter and distributor prior to October 1, 2004, for distribution and shareholder servicing expenses incurred by PFPC Distributors. Pursuant to the Predecessor Plan for the Class A Shares of the Fund, a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund's/Class's net assets was paid. Pursuant to the Predecessor Plan for the Fund's Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the Class's net assets was paid. For the period July 1, 2004, through September 30, 2004, Convertible Securities Fund Class A accrued 12b-1 fees of $2,752. The Fund's Class A Shares were subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's then-current prospectus. Class B Shares of the Fund were not offered.

(4)  Capital Share Transactions

For the year ended June 30, 2006, the capital share transactions of the Fund were as follows:

	Class I
	Shares	Amount
Sold	12,621	$118,028
Reinvested	—	—
Redeemed	(1,052,156)	(10,249,080)
Net Decrease	(1,039,535)	$(10,131,052)

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended June 30, 2005, the capital share transactions of the Fund were as follows:

	Class I
	Shares	Amount
Sold	24,848	$219,702
Contribution by RMCI	—	5,184
Reinvested	22,688	213,497
Redeemed	(412,070)	(3,640,955)
Net Decrease	(364,534)	$(3,202,572)

(5)  Financial Highlights (for each share outstanding throughout each period)

Contained below is per share operating performance for a share of Class I of the Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

	Class I(1)
	Years Ended June 30,
	2006(2)	2005	2004	2003(2)	2002
Net asset value, beginning of period	$9.01	$9.10	$8.32	$8.04	$8.98
Increase (decrease) from investment operations
Net investment income (loss)	0.10	0.03	0.16	0.18	0.21
Net realized and unrealized gain (loss)	0.35	0.06	0.81	0.26	(0.88)
Total from investment operations	0.45	0.09	0.97	0.44	(0.67)
Dividends from net investment income	(0.37)	(0.18)	(0.19)	(0.16)	(0.24)
Distributions from net realized capital gains	—	—	—	—	(0.03)
Total distributions	(0.37)	(0.18)	(0.19)	(0.16)	(0.27)
Contribution from RMCI	—	0.00 **	—	—	—
Net asset value, end of period	$9.09	$9.01	$9.10	$8.32	$8.04
Total Return (3)	5.27%	0.87%	11.69%	5.64%	(7.53)%
Ratios/Supplemental Data
Net assets end of period (thousands)	$1,013	$10,366	$13,794	$15,072	$16,837
Ratios of expenses to average net assets:
before reimbursement of expenses by Adviser	1.00%	1.32%	1.95%	1.82%	1.78%
after reimbursement of expenses by Adviser	1.00%	1.13%	1.50%	1.50%	1.50%
Ratios of net investment income to average net assets:	1.08%	1.16%	1.62%	2.25%	2.72%
Portfolio turnover rate	84%	94%	87%	87%	101%

(1)  Information shown for Class I shares includes Class A share activity for the Froley, Revy Convertible Securities Fund during the period July 1, 2004 through September 30, 2004. There have been no Class A shares outstanding since September 30, 2004.

(2)  Per share data is calculated using the average daily shares outstanding method.

(3)  Total returns shown above do not reflect the impact of sales loads imposed on Class A share transactions of the Froley, Revy Convertible Securities Fund.

**  Amount is less than $0.005 per share.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Distributions to Shareholders

Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Fund during the years ended June 30, 2006 and 2005, were as follows:

	Years Ended June 30,
	2006	2005
Distributions paid from:
Ordinary Income	$41,627	$228,298
Total Distribution	$41,627	$228,298

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$381,653
Unrealized depreciation of investments	(105,773)
Accumulated capital gains	681,005
Distributable earnings	$956,885

The primary difference between book basis and tax basis distributable earnings, is the difference between the financial accounting and tax rules governing the treatment of trust preferred and contingent convertible debt securities.

(7)  Other Matters

(A)  Management has determined that certain of the Fund's service contracts and distribution plans have lapsed due to an administrative error. RMCI took all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans at a special meeting of shareholders' held on March 23, 2007.

(B)  For the year ended June 30, 2004 and 2005, the Fund failed to qualify as a regulated investment company as the Fund failed to meet the distribution requirement as defined under Subchapter M of the Internal Revenue Code requiring the distribution of at least 90% of the Fund's net investment company taxable income. In order to preserve the Fund's status as a Regulated Investment Company under subchapter M of the Internal Revenue Code, the Fund declared and paid deficiency dividends in March 2007 to qualify as a regulated investment company for the periods indicated. Interest and penalties payable to the Internal Revenue Service associated with this process for the years 2004 and 2005 amounted to $32,616 and $22,798 respectively. RMCI, the Fund's adviser, paid these amounts on behalf of the Fund. These payments had no affect on the net asset value of the Fund.

(C)  As of June 30, 2006, RMCI, the adviser to the Fund, agreed to reimburse the Fund for changes in the value of an outstanding subscription in the amount of $5,184. The $5,184 has been paid subsequent to year end.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Hallmark Convertible Securities Fund:

We have audited the accompanying statement of assets and liabilities in liquidation of Hallmark Convertible Securities Fund of Hallmark Investment Series Trust (the Fund), including the schedule of investments in liquidation, as of June 30, 2006, and the related statement of operations in liquidation, statement of changes in net assets in liquidation and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the year-ended June 30, 2005 were audited by another independent registered public accounting firm whose report dated June 28, 2007 expressed an unqualified opinion on that statement and financial highlights. The financial highlights for each of the years in the three-year period ended June 30, 2004 were audited by a third independent registered public accounting firm whose report dated July 23, 2004 expressed an unqualified opinion on those financial highlights (except for the adjustments described in Note 8(B) to the June 30, 2005 financial statements of the Froley Revy Convertible Securities Fund, that were applied to restate the June 30, 2004 financial statements of the Froley Revy Convertible Securities Fund, as to which the date is May 31, 2007).

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Trustees approved the proposed plan of liquidation, dissolution and termination of the Fund on December 6, 2006. As a result, the Fund has changed its basis of accounting with effect to July 1, 2005, from the going-concern basis to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position in liquidation of the Fund as of June 30, 2006, the results of its operations in liquidation, changes in its net assets in liquidation, and the financial highlights for year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2007

MATTERS SUBMITTED TO SHAREHOLDERS — MARCH 23, 2007 (Unaudited)

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Trust, Fund and Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:

1.   Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions	Broker Non-Vote
Bruce R. Bent	631,852	315	4543	0
William E. Viklund	631,852	315	4543	0
Joseph D. Donnelley	631,852	315	4543	0
Edwin Ehlert, Jr.	631,852	315	4543	0
William J. Montgoris	631,852	315	4543	0
Frank J. Stalzer	631,852	315	4543	0
Ronald J. Artinian	631,852	315	4543	0
Santa Albicocco	631,852	315	4543	0
Stephen P. Zieniewicz	631,852	315	4543	0

†  Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Class level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes by the Class I shareholders as to the following proposals: to approve a new "Comprehensive Fee" Investment Management Agreement.

2.   Approval of New "Comprehensive Fee" Investment Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of New "Comprehensive Fee" Investment Management Agreement Class I Shares	50,082	0	0	0

On March 23, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund's Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (a) to approve the retention of payments made under the "Comprehensive Fee" Investment Management Agreement, and (b) to approve the retention of payments made under the Sub-Investment Management Agreements.

3(a).   Approval of the Retention of Payments Made Under the "Comprehensive Fee Investment Management Agreements"

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of the Retention of Payments Made Under the "Comprehensive Fee Investment Management Agreements"	50,082	0	0	0

3(b).   Approval of the Retention of Payments Made Under Sub-Investment Management Agreements

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Approval of the Retention of Payments Made Under SubInvestment Management Agreements	50,082	0	0	0

EXPENSE EXAMPLE (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period ending June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period*
Hallmark Convertible Securities Class I
Actual	$1,000.00	$993.40	$4.92
Hypothetical	$1,000.00	$1,019.60	$4.99

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

This expense table reflects expenses for the six-month period ended June 30, 2006 covered by this annual report.

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Fund and the Funds' service providers. Biographical information relating to the current Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. As of June 30, 2006, the Trustees consisted of Messrs. Bent, Ehlert and Montgoris. The Trustees and the Executive Officers of the Fund oversee 21 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEES

Name, Age and Address	Positions Held With the Trusts	Number of Term of Office and Length of Time Served**	Portfolios in Fund Principal Occupation(s) During Past 5 Years	Complex Overseen By Trustee
BRUCE R. BENT†* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. ("RMCI") since 2005; President of RMCI from 2000 to 2005; Chairman of Reserve Management Corporation ("RMC") since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.	21

WILLIAM E. VIKLUND Age: 66 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A*** Previously served as Trustee from 1999 - May 12, 2005.	Retired since 1996; Trustee prior to May 12, 2005	21

INDEPENDENT TRUSTEES

Name, Age and Address	Positions Held With the Trusts	Number of Term of Office and Length of Time Served	Portfolios in Fund Principal Occupation(s) During Past 5 Years	Complex Overseen By Trustee
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.	21

EDWIN EHLERT, JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.	21

WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.	21

Name, Age and Address	Positions Held With the Trusts	Number of Term of Office and Length of Time Served	Portfolios in Fund Principal Occupation(s) During Past 5 Years	Complex Overseen By Trustee
FRANK J. STALZER Age: 49 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/ Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.	21

RONALD J. ARTINIAN Age: 58 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to Present	21

SANTA ALBICOCCO Age: 56 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Treasurer – County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Deputy County Executive for Finance – County of Nassau, NY	21

STEPHEN P. ZIENIEWICZ Age: 47 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	N/A***	Chief Operating Officer – Saint Louis University Hospital from 2004 to present; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004	21

None of the Trustees serve as directors of any public company.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III† Age: 38 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000 Co-Chief Executive Officer since 2005	Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

BRUCE R. BENT II† Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005	Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Name, Address and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006	Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (&%) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

***  Elected at a special meeting of shareholders occurring on March 23, 2007.

†  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur Bent III.

Approval of "Comprehensive Fee" Investment Management Agreements And Sub-Investment Management Agreements

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on July 17, 2006 in approving the Fund's "Comprehensive Fee" Investment Management Agreement with RMCI and the Fund's Sub-Investment Management Agreement between RMCI, the Trust and Froley, Revy Investment Company (a "Subadviser"). Prior to the meeting, the Board received and considered a variety of information relating to the Investment Management Agreement and the Sub-Investment Management Agreement, RMCI and the Subadviser, and were given the opportunity to ask questions and request additional information from management. At the July 17, 2006 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the Fund and its shareholders. In addition, while the Agreement of the Fund was considered at the same Board meeting, the Board considered each Fund's investment advisory and subadvisory relationship separately. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreement and Sub-Investment Management Agreement, subject to RMCI recommending a plan of action for these and other Funds in the Hallmark fund family. The Board did not identify any particular information that was most relevant to its determination to approve the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI and the Subadviser. The Board considered the background and experience of RMCI's management and RMCI's ability to supervise the Subadviser's investment program. The Board also considered the expertise of the personnel of the Subadviser with regard to investing in the type of securities in which the Fund invests. The Board considered RMCI's compliance and control functions for the Funds. The Board also considered RMCI's inability to increase assets. The Board noted RMCI's representation that it will prepare a plan of action to address, among other things, the underperformance of any Fund in the Hallmark fund family. The Trustees concluded that the Fund was reasonably likely to benefit from the continued services of RCMI provided under the Investment Management Agreement and by the Subadviser under its Sub-Investment Management Agreement.

Investment Performance

The Board reviewed the Fund's performance and reviewed various comparative data provided to them. In this connection, the Board considered the Fund's (on class-by-class basis) performance relative to their primary benchmarks and other funds considered to be in their peer groups. The Board considered whether the Fund outperformed or underperformed its peer group and primary benchmark and the reasons for the Fund's performance. Although the Board noted that the performance of the Fund was unsatisfactory, the Board considered RCMI's representation that it was preparing an action plan to address the underperformance of this and other Funds in the Hallmark fund family.

The Board considered that the Fund outperformed its primary benchmark for the 1 and 3 year periods and since inception. The Board also considered that the performance of the Fund trailed a majority its peers for the 1 year period and all of its peers for the 3 and 5 year periods.

Comparative Fee and Expenses

The Board reviewed and considered the advisory fee portion payable to RMCI under the "Comprehensive Fee" Investment Management Agreement, which encompasses many of the services necessary for the operation of the Fund, and the fee payable to the Subadviser under the Sub-Investment Management Agreement. In this connection, the Board received information comparing the Fund's expense ratio to funds with similar investment objectives and policies and of comparable size. In evaluating the information, the Board considered the small size of the Fund and the correspondingly high administrative and operating costs. The Board also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Based upon their review, the Trustees concluded that the advisory fee payable under the Investment Management Agreement and the sub-advisory fee payable under the Sub-Investment Management Agreement were reasonable.

Profitability

The Board received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Board concluded that any profits realized with respect to the Fund were reasonable in light of the nature, extent and quality of services provided and expected to be provided under the Investment Management Agreement.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Board considered the small asset base of the Fund and the limited likelihood of the Fund achieving economies of scale. The Board also considered the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Board concluded that the absence of breakpoints was reasonable.

Other Benefits

The Board concluded the RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Other Matters

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreements.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreement and the Sub-Investment Agreement with respect to the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve these Agreement.

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's sub-adviser. The sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Fund's investment adviser, RMCI, receives periodic reports from the sub-adviser to ensure that it has adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION

The Fund sent shareholders Form 1099-DIV reflecting the federal tax status of Fund dividends and distributions.

Item 2.                     Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.                     Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris is the audit committee financial expert and is considered to be independent.

Item 4.                     Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to, KPMG LLP, the fund’s principal accountant for the fiscal year ended June 30, 2006, and, PriceWaterhouseCoopers, LLP the registrant’s principal accountant for the fiscal year ended June 30, 2005 for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2006	2005
$52,000	$32,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2006	2005
$0	$0

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2006	2005
$0	$0

(h)  Not applicable.

Item 5.                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                     Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.              Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11.          Controls and Procedures.

(a)                                  Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                 Code of ethics.

(a) (2)                 Certifications of co-chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                 Certifications of co-chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Investment Series Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Dated: August 24, 2007

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Dated: August 24, 2007

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Dated: August 24, 2007